Related Party Transactions (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions
Maximum amount of remuneration, percentage	25.00%
Maximum amount of remuneration with no dividends, percentage	5.00%
Senior Management remuneration	$ 586.7	$ 177.2	$ 134.1